Exhibit 99.7

 Consolidated Analytics Data Compare

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
305149519	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX
305149515	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX
305149513	XXXXX		Application Date	XX/XX/XXXX	XX/XX/XXXX
304963605	XXXXX		Property Type	XXX	XXX	Per appraisal
305149513	XXXXX		Property Type	XXX	XXX	Verified XXX: PUD From Deed of Trust. Page XXX (Deed of Trust) reflects the XXX as PUD, and Page XXX includes a PUD Rider in the file; however, the appraisal reflects the XXX as Single-Family Detached.
304963605	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit calculated higher rent loss
305149569	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Confirmed Audit DTI of XXX%. Audit DTI increased due to including business income loss from XXX which was not included at initial underwrite.